Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 51,014	$ 78,917
Accounts receivable, net	247,468	227,542
Related party receivables (Note 11)	28,888	19,872
Inventories (Note 4)	182,343	175,291
Assets held for sale	1,561
Deferred tax assets	31,209	28,877
Other current assets	22,021	27,105
Total current assets	564,504	557,604
Property, plant and equipment, net	162,272	160,174
Goodwill	309,407	309,102
Other intangible assets, net (Note 5)	381,394	399,585
Deferred financing costs, net	15,353	17,483
Other long-term assets	4,154	3,732
Total assets	1,437,084	1,447,680
Current liabilities
Accounts payable	139,357	132,803
Current maturities of long-term debt (Note 9)	3,168	3,177
Related party payables (Note 11)	912	734
Accrued expenses and other current liabilities (Note 6)	111,293	115,453
Total current liabilities	254,730	252,167
Long-term debt, less current maturities (Note 9)	688,597	690,748
Pension and other post-retirement liabilities	116,015	120,093
Deferred tax liabilities	107,238	110,965
Other long-term liabilities	2,105	2,546
Total liabilities	1,168,685	1,176,519
Contingencies (Note 10)
Shareholder's equity
Common stock	320,038	320,038
Retained deficit	(10,474)	(5,243)
Accumulated other comprehensive loss	(41,165)	(43,634)
Total shareholder's equity	268,399	271,161
Total liabilities and shareholder's equity	$ 1,437,084	$ 1,447,680